Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Analysis of Changes in Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ (23,983)	£ (26,441)
Exchange	(2,450)	342
Other	(301)	(157)
Interest expense	(912)	(775)
Change in fair value	718	72
Demerger	11,710
Cash flow	(5,670)	2,976
Ending balance	(20,888)	(23,983)
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(3,145)	(2,695)
Exchange	(223)	29
Other	(19)	5
Reclassifications	(4,615)	(2,694)
Demerger	1,559
Cash flow	2,789	2,210
Ending balance	(3,654)	(3,145)
Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(20,572)	(23,425)
Exchange	(2,222)	313
Other	(249)	(132)
Interest expense	(47)	(22)
Change in fair value	48
Reclassifications	4,615	2,694
Demerger	10,059
Cash flow	(8,667)	0
Ending balance	(17,035)	(20,572)
Net Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(19,838)	(20,780)
Exchange	(2,287)	314
Other	(267)	(128)
Interest expense	(47)	(22)
Change in fair value	48
Demerger	11,618
Cash flow	(6,424)	778
Ending balance	(17,197)	(19,838)
Accrued interest [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(244)	(247)
Exchange	(5)	0
Other	(33)	(30)
Interest expense	(865)	(753)
Demerger	92
Cash flow	848	786
Ending balance	(207)	(244)
Commercial paper [member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(252)	(17)
Exchange	(30)	8
Cash flow	(909)	(243)
Ending balance	(1,191)	(252)
European/US Medium Term Notes & Bank Facilities [member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(2,596)	(2,350)
Exchange	(174)	1
Interest expense		0
Reclassifications	(4,426)	(2,494)
Cash flow	5,050	2,247
Ending balance	(2,146)	(2,596)
European/US Medium Term Notes & Bank Facilities [member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(19,760)	(22,538)
Exchange	(1,386)	306
Interest expense	(43)	(22)
Reclassifications	4,426	2,494
Cash flow	569
Ending balance	(16,194)	(19,760)
Lease liabilities [Member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance adjusted for discontinued operations	(173)
Beginning balance	(203)	(230)
Exchange	(14)	5
Other	5	7
Reclassifications	(186)	(200)
Cash flow	201	215
Ending balance	(167)	(203)
Lease liabilities [Member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance adjusted for discontinued operations	(725)
Beginning balance	(812)	(887)
Exchange	(59)	7
Other	(243)	(132)
Reclassifications	186	200
Ending balance	(841)	(812)
Other [member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance adjusted for discontinued operations	(52)
Beginning balance	(94)	(98)
Exchange	(2)	15
Other	(9)	(2)
Reclassifications	0
Cash flow	(87)	(9)
Ending balance	(150)	(94)
Long term borrowings continuing operations [Member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(20,485)
Exchange	(1,445)
Other	(243)
Interest expense	(43)
Reclassifications	4,612
Cash flow	569
Ending balance	(17,035)
Long term borrowings discontinued operations [Member] | Long Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(87)
Exchange	(777)
Other	(6)
Interest expense	(4)
Change in fair value	48
Reclassifications	3
Demerger	10,059
Cash flow	(9,236)
Short Term Borrowings Attributed to Continuing Operations [Member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(3,073)
Exchange	(220)
Other	(4)
Reclassifications	(4,612)
Cash flow	4,255
Ending balance	(3,654)
Short Term Borrowings Attributed to Discontinued Operations [Member] | Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(72)
Exchange	(3)
Other	(15)
Reclassifications	(3)
Demerger	1,559
Cash flow	(1,466)
Liquid Investments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	61	78
Exchange	7	1
Cash flow	(1)	(18)
Ending balance	67	61
Cash and cash equivalents [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance adjusted for discontinued operations	3,861
Beginning balance	4,274	6,292
Exchange	99	(29)
Other	1	(1)
Demerger	7,496
Cash flow	(7,734)	(1,988)
Ending balance	3,723	4,274
Overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance adjusted for discontinued operations	(450)
Beginning balance	(456)	(1,030)
Exchange	15
Demerger	0
Cash flow	137	574
Ending balance	(298)	(456)
Cash and cash equivalents and overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		5,262
Exchange		(29)
Other		(1)
Cash flow		(1,414)
Ending balance		3,818
Derivative financial instruments [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(22)	(74)
Change in fair value	670	72
Cash flow	(640)	(20)
Ending balance	8	£ (22)
Liquid investments, cash and cash equivalents [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,818
Exchange	151
Other	1
Cash flow	(545)
Ending balance	3,425
Liquid Investments Attributed to Continuing Operations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,411
Exchange	114
Other	1
Demerger	7,496
Cash flow	(7,597)
Ending balance	3,425
Liquid Investments Attributed to Discontinued Operations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	407
Exchange	37
Other	0
Demerger	(7,496)
Cash flow	£ 7,052